Condensed Consolidated Statement of Cash Flows of Immatics N.V. - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities
Loss before taxation	€ (45,410)	€ (29,906)
Adjustments for:
Interest income	(87)	(755)
Depreciation and amortization	2,264	2,288
Interest expense	140	110
Equity settled share-based payment	16,270	6,928
MD Anderson compensation expense		45
Increase in other liabilities resulting from share appreciation rights		7,773
Cash-out related to share-based compensation previously classified as equity-settled		(4,322)
Net foreign exchange differences	236	1
Changes in working capital
Decrease in accounts receivable	532	530
Decrease/(increase) in other assets	902	(1,106)
Increase in accounts payable and other current liabilities	(11,363)	(9,724)
Interest received	54	510
Interest paid	(140)	(110)
Net cash used in operating activities	(36,602)	(27,738)
Cash flows from investing activities
Payments for property, plant and equipment	(1,912)	(4,514)
Cash paid for investments classified in Other financial assets	(53,782)	(32,859)
Cash received from maturity of investments classified in Other financial assets	45,770	48,881
Payments for intangible assets	(390)	(36)
Proceeds from disposal of property, plant and equipment	8	0
Net cash (used in)/provided by investing activities	(10,306)	11,472
Cash flows from financing activities
Payments for leases	(1,348)	(1,168)
Net cash used in financing activities	(1,348)	(1,168)
Net decrease in cash and cash equivalents	(48,256)	(17,434)
Cash and cash equivalents at beginning of period	207,530	103,353
Effects of exchange rate changes on cash and cash equivalents	819	137
Cash and cash equivalents at end of period	€ 160,093	€ 86,056